Commitments & Contingencies - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments And Contingencies [Line Items]
Rent expense				$ 3,100,000	$ 1,700,000
Cost of Sales [Member]
Commitments And Contingencies [Line Items]
Charge amount recognized			$ 1,000,000	1,000,000
Master Subscription Agreement [Member] | Palantir [Member]
Commitments And Contingencies [Line Items]
Subscription agreement,commitment amount for utilization of software and services with related party		$ 45,000,000
Subscription agreement,commitment amount per month to related party				$ 50,000
Payment made to related party upon close of the merger	$ 9,400,000
Commitment amount remaining non cancellable future minimum payments due on the firm purchase agreement With Related Party.	10,100,000
Master subscription agreement period		6 years
Master Subscription Agreement [Member] | Subsequent Event [Member] | Palantir [Member]
Commitments And Contingencies [Line Items]
Payment made to related party upon close of the merger	9,400,000
Commitment amount remaining non cancellable future minimum payments due on the firm purchase agreement With Related Party.	$ 10,100,000